Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	$ 50,643	$ 47,435
Non-investment grade	595	533
Impaired	127	125
Carrying amount of securities measured at FVOCI subject to impairment	51,365	48,093
Items not subject to impairment	530	406
Carrying amount of securities measured at FVOCI	51,895	48,499
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	44,566	45,077
Non-investment grade	1,234	1,070
Amount before allowance for credit losses	45,800	46,147
Allowance for credit losses	36	38
Amortized cost	45,764	46,109
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	50,640	46,956
Non-investment grade	594	500
Carrying amount of securities measured at FVOCI subject to impairment	51,234	47,456
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	44,454	44,958
Non-investment grade	549	367
Amount before allowance for credit losses	45,003	45,325
Allowance for credit losses	6	6
Amortized cost	44,997	45,319
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	3	479
Non-investment grade	1	33
Carrying amount of securities measured at FVOCI subject to impairment	4	512
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	112	119
Non-investment grade	685	703
Amount before allowance for credit losses	797	822
Allowance for credit losses	30	32
Amortized cost	767	790
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	127	125
Carrying amount of securities measured at FVOCI subject to impairment	$ 127	$ 125